INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2018 USD ($) [2]	Dec. 31, 2018 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of associates [line items]
Assets		$ 236,538,540	[1]		$ 79,906.2	$ 259,675,153
Liabilities		210,667,313	[1]		70,811.8	230,120,805
Equity		25,871,227	[1]	$ 24,659,222	$ 9,094.3	29,554,348	$ 22,906,280
Income	$ 34,083,225	31,659,852		31,662,566
Expenses	28,898,674	28,497,419		$ 28,145,630
A.C.H Colombia S.A. [Member]
Disclosure of associates [line items]
Assets		56,670				78,878
Liabilities		20,119				37,437
Equity		36,551				41,441
Income	83,612	69,120
Expenses	64,067	54,746
Net income	19,545	14,374
Redeban Multicolor S.A. [Member]
Disclosure of associates [line items]
Assets		177,667				213,133
Liabilities		81,001				111,626
Equity		96,666				101,507
Income	214,360	160,470
Expenses	201,980	149,902
Net income	12,380	10,568
Credibanco S.A. [Member]
Disclosure of associates [line items]
Assets		253,991				263,521
Liabilities		84,294				93,951
Equity		169,697				169,570
Income	240,489	207,592
Expenses	219,166	180,422
Net income	21,323	27,170
Aerocali S.A. [Member]
Disclosure of associates [line items]
Assets		133,977				104,506
Liabilities		99,008				66,191
Equity		34,969				38,315
Income	214,805	117,169
Expenses	205,171	100,900
Net income	9,634	16,269
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Assets		68,059				86,398
Liabilities		29,807				48,642
Equity		38,252				37,756
Income	113,749	65,870
Expenses	108,781	62,201
Net income	4,968	3,669
Concesionaria Tibitoc S.A. [Member]
Disclosure of associates [line items]
Assets		79,566				57,420
Liabilities		19,069				2,403
Equity		60,497				55,017
Income	20,468	47,125
Expenses	15,964	34,003
Net income	4,504	13,122
Metrex S.A. [Member]
Disclosure of associates [line items]
Assets		38,933				31,482
Liabilities		24,726				19,938
Equity		14,207				11,544
Income	43,468	47,763
Expenses	41,254	43,003
Net income	2,214	4,760
Calidda S.A. [Member]
Disclosure of associates [line items]
Assets		2,441,398				2,943,477
Liabilities		1,536,738				1,916,017
Equity		904,660				1,027,460
Income	2,007,368	1,575,804
Expenses	1,804,907	1,402,709
Net income	202,461	173,095
Gases del Caribe S.A. [Member]
Disclosure of associates [line items]
Assets		2,363,464				2,585,669
Liabilities		1,481,320				1,608,107
Equity		882,144				977,562
Income	1,938,431	1,577,041
Expenses	1,646,970	1,343,286
Net income	291,461	233,755
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Assets		2,331				2,560
Liabilities		231				435
Equity		2,100				2,125
Income	1,234	1,634
Expenses	1,292	1,491
Net income	(58)	143
Energia Eficiente S.A. [Member]
Disclosure of associates [line items]
Assets		40,853				57,226
Liabilities		23,142				36,188
Equity		17,711				21,038
Income	112,914	92,170
Expenses	109,488	89,709
Net income	3,426	2,461
C.I. Acepalma [Member]
Disclosure of associates [line items]
Assets		290,406				281,161
Liabilities		240,547				232,843
Equity		49,859				48,318
Income	723,908	798,782
Expenses	717,637	789,925
Net income	6,271	8,857
Associates [member]
Disclosure of associates [line items]
Assets		5,947,315				6,705,431
Liabilities		3,640,002				4,173,778
Equity		2,307,313				$ 2,531,653
Income	5,714,806	4,760,540
Expenses	5,136,667	4,252,297
Net income	$ 578,129	$ 508,243

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.